INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES - Deferred income tax assets and liabilities, net (Details) $ in Millions, $ in Millions	Dec. 31, 2024 ARS ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ARS ($)
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	$ 1,378,635		$ 976,048
Actions for Recourse Tax Receivable	888		1,934
Total deferred tax liability, net	1,377,747		974,114
Net deferred tax assets	(32,990)		(30,085)
Net deferred tax liabilities	1,410,737		1,004,199
Currency translation adjustments	5,851
TSMA
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liability, net		$ 1,155
Tax carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	(41,560)		(1,076,552)
Allowance for doubtful accounts
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	(31,056)		(36,547)
Legal Claims and contingent liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	(8,942)		(15,931)
PP&E, intangible assets and right of use assets
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	1,295,762		1,355,663
Cash dividends from foreign companies
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	19,746		29,685
Income tax inflation adjustment effect
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	146,281		720,075
Other deferred tax liabilities (assets), net
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	$ (1,596)		$ (345)